ACCRUED EXPENSES AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
ACCRUED EXPENSES AND OTHER LIABILITIES.
Salary and welfare payable	¥ 769,761	$ 120,792	¥ 752,800
Deposits	282,666	44,357	337,889
Accrued contingent liabilities	200,114	31,402
Accrual for purchases of property and equipment	29,545	4,636	40,530
Accrued expenses	73,545	11,541	79,419
Other tax payables	40,741	6,393	60,171
Payable for business acquisitions			1,502
Others	195,267	30,642	134,942
Total	¥ 1,591,639	$ 249,763	¥ 1,407,253